Nature of Operations	6 Months Ended
Aug. 31, 2026
Nature Of Operations
Nature of Operations

1.	Nature of Operations

First Phosphate Corp. (the “Company”) was incorporated in British Columbia on September 18, 2006. On June 29, 2022 the Company filed articles of amendment with the Province of British Columbia changing its name from First Potash Corp. to First Phosphate Corp. The Company owns and is developing igneous rock phosphate mineral properties in the Saguenay Region of Quebec to produce phosphoric acid, which will be used to manufacture cathode active material (“CAM”) for use in lithium iron phosphate (“LFP”) batteries for the LFP battery industry.

The Company’s common shares are listed under the symbol “PHOS” on the Canadian Securities Exchange, “FRSPF” on the OTCQX Market and “KD0” on the Frankfurt Stock Exchange. A Level 2 American Depositary Receipt (“ADR”) trades on the Nasdaq Global Market under the symbol “PHOS,” with each ADR representing ten common shares.

The address of the Company’s corporate office and registered and records office is 1055 West Georgia Street, 1500 Royal Centre, P.O. Box 11117, Vancouver, British Columbia, V6E 4N7.